Commitments and Contingencies - Services Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies
Total	$ 64,332
Less Than 1 year	12,332
1-3 years	44,250
3-5 years	7,750
Purchase obligations remaining non-cancelable contractual commitments	64,332	$ 6,705
Aggregate purchase committed value	72,500
Total payments made	$ 8,168